PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of components of prepaid expenses and other current assets

	As of December 31,
	2022	2023

Prepayments to suppliers (1)	$4,711	$4,441
Deferred expenses	659	546
Rental deposits and prepaid rents	129	969
Others	953	919
Total	$6,452	$6,875
(1)	The prepayments primarily consist of shipping costs and advertising fee paid in advance.